SIGNIFICANT ACCOUNTING POLICIES - Net revenues & Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues
Total net revenues	$ 30,752	$ 31,007	$ 25,964
Contract liabilities
Prepayments from customers	53
Deferred revenue, current portion	892	802	559
Deferred revenue, non-current portion	892	802	559
Revenue recognized related to contract liabilities that existed in previous year	802	559	668
Contract asset recorded		0
Recognized over time
Net revenues
Total net revenues	30,646	30,933	25,916
Recognized point in time
Net revenues
Total net revenues	106	74	48
Services
Net revenues
Total net revenues	30,646	30,933	25,916
Tuition fees from kindergartens, play-and-learn centers and student care centers
Net revenues
Total net revenues	29,595	29,941	24,914
Franchise fees
Net revenues
Total net revenues	941	869	1,000
Others
Net revenues
Total net revenues	110	123	2
Products
Net revenues
Total net revenues	106	74	48
Sale of educational merchandise
Net revenues
Total net revenues	$ 106	$ 74	$ 48